UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681
Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: January 1, 2017 – March 31, 2017

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.9%
Consumer, Non-cyclical - 20.6%
Vertex Pharmaceuticals, Inc.*,1	8,715	$952,986
Cintas Corp.[1]	6,879	870,469
Intuitive Surgical, Inc.*,1	1,126	863,045
Centene Corp.*,1	11,969	852,912
Reynolds American, Inc.[1]	13,518	851,905
HCA Holdings, Inc.*,1	9,551	849,943
Varian Medical Systems, Inc.*,1	9,322	849,515
Western Union Co.[1]	41,629	847,150
Dr Pepper Snapple Group, Inc.[1]	8,645	846,518
IDEXX Laboratories, Inc.*,1	5,454	843,243
Cooper Cos., Inc.[1]	4,214	842,336
Constellation Brands, Inc. — Class A1	5,197	842,277
Equifax, Inc.[1]	6,145	840,267
Kroger Co.[1]	28,414	837,928
Archer-Daniels-Midland Co.[1]	18,181	837,053
Illumina, Inc.*,1	4,905	836,989
Universal Health Services, Inc. — Class B1	6,722	836,553
Philip Morris International, Inc.[1]	7,408	836,363
PepsiCo, Inc.[1]	7,473	835,930
Global Payments, Inc.[1]	10,348	834,877
Whole Foods Market, Inc.[1]	28,055	833,795
United Rentals, Inc.*,1	6,661	832,958
Zimmer Biomet Holdings, Inc.[1]	6,820	832,790
Mead Johnson Nutrition Co. — Class A1	9,343	832,274
Verisk Analytics, Inc. — Class A*,1	10,244	831,198
Patterson Companies, Inc.[1]	18,373	831,011
Edwards Lifesciences Corp.*,1	8,831	830,732
Robert Half International, Inc.[1]	16,986	829,426
Stryker Corp.[1]	6,299	829,263
Boston Scientific Corp.*,1	33,239	826,654
Ecolab, Inc.[1]	6,591	826,116
Hologic, Inc.*,1	19,392	825,130
McKesson Corp.[1]	5,545	822,102
Coca-Cola Co.[1]	19,365	821,851
Celgene Corp.*,1	6,604	821,736
Hershey Co.[1]	7,518	821,341
Pfizer, Inc.[1]	24,008	821,313
AmerisourceBergen Corp. — Class A1	9,274	820,749
Avery Dennison Corp.[1]	10,172	819,863
Moody's Corp.[1]	7,317	819,797
PayPal Holdings, Inc.*,1	19,049	819,488
Zoetis, Inc.[1]	15,352	819,336
Regeneron Pharmaceuticals, Inc.*,1	2,110	817,646
Eli Lilly & Co.[1]	9,709	816,624
Baxter International, Inc.[1]	15,746	816,588
Church & Dwight Company, Inc.[1]	16,368	816,272
Laboratory Corp. of America Holdings*,1	5,689	816,201
Gilead Sciences, Inc.[1]	12,009	815,651
Sysco Corp.[1]	15,699	815,092
Brown-Forman Corp. — Class B1	17,648	814,985
CR Bard, Inc.[1]	3,279	814,963

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Consumer, Non-cyclical - 20.6% (continued)
Quanta Services, Inc.*,1	21,948	$814,490
Quest Diagnostics, Inc.[1]	8,291	814,093
Cardinal Health, Inc.[1]	9,982	814,032
Anthem, Inc.[1]	4,922	814,000
S&P Global, Inc.[1]	6,220	813,203
Kraft Heinz Co.[1]	8,949	812,659
Allergan plc[1]	3,400	812,328
DaVita, Inc.*,1	11,946	811,970
Becton Dickinson and Co.[1]	4,419	810,621
AbbVie, Inc.[1]	12,431	810,004
Estee Lauder Cos., Inc. — Class A1	9,547	809,490
Hormel Foods Corp.[1]	23,350	808,611
Henry Schein, Inc.*,1	4,756	808,377
Johnson & Johnson[1]	6,489	808,205
Procter & Gamble Co.[1]	8,993	808,021
Conagra Brands, Inc.[1]	20,019	807,567
Monster Beverage Corp.*,1	17,491	807,559
Colgate-Palmolive Co.[1]	11,028	807,139
Molson Coors Brewing Co. — Class B1	8,433	807,122
Dentsply Sirona, Inc.[1]	12,917	806,537
Kimberly-Clark Corp.[1]	6,116	805,049
Mondelez International, Inc. — Class A1	18,676	804,562
H&R Block, Inc.[1]	34,510	802,358
Automatic Data Processing, Inc.[1]	7,833	802,021
Kellogg Co.[1]	11,038	801,469
Clorox Co.[1]	5,931	799,677
Danaher Corp.[1]	9,332	798,167
Express Scripts Holding Co.*,1	12,107	797,972
General Mills, Inc.[1]	13,519	797,756
Total System Services, Inc.[1]	14,903	796,714
McCormick & Co., Inc.[1]	8,162	796,203
Abbott Laboratories[1]	17,913	795,516
Tyson Foods, Inc. — Class A1	12,886	795,195
Medtronic plc[1]	9,862	794,483
Merck & Company, Inc.[1]	12,483	793,170
Campbell Soup Co.[1]	13,835	791,915
UnitedHealth Group, Inc.[1]	4,818	790,200
Cigna Corp.[1]	5,390	789,581
Thermo Fisher Scientific, Inc.[1]	5,139	789,350
Aetna, Inc.[1]	6,167	786,601
Alexion Pharmaceuticals, Inc.*,1	6,432	779,816
Coty, Inc. — Class A1	42,875	777,324
Humana, Inc.[1]	3,758	774,674
Nielsen Holdings plc[1]	18,740	774,149
JM Smucker Co.[1]	5,870	769,440
Biogen, Inc.*,1	2,802	766,123
Altria Group, Inc.[1]	10,712	765,051
Bristol-Myers Squibb Co.[1]	14,042	763,604
Perrigo Company plc[1]	11,498	763,353
Envision Healthcare Corp.*,1	12,259	751,722
Amgen, Inc.[1]	4,515	740,776
Mallinckrodt plc*,1	16,582	739,060
Mylan N.V.*,1	18,871	735,780
Incyte Corp.*,1	5,488	733,581
Total Consumer, Non-cyclical		85,289,644

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Financial - 18.7%
Ventas, Inc. REIT[1]	13,535	$880,317
Welltower, Inc. REIT[1]	12,376	876,468
American Tower Corp. — Class A REIT[1]	7,210	876,303
Regency Centers Corp. REIT[1]	13,084	868,646
Equinix, Inc. REIT[1]	2,160	864,799
Federal Realty Investment Trust REIT[1]	6,448	860,808
HCP, Inc. REIT[1]	27,516	860,700
Prologis, Inc. REIT[1]	16,576	859,963
Mid-America Apartment Communities, Inc. REIT[1]	8,430	857,668
Crown Castle International Corp. REIT[1]	9,071	856,756
Host Hotels & Resorts, Inc. REIT[1]	45,723	853,191
Iron Mountain, Inc. REIT[1]	23,916	853,084
UDR, Inc. REIT[1]	23,470	851,022
Realty Income Corp. REIT[1]	14,270	849,493
AvalonBay Communities, Inc. REIT[1]	4,606	845,662
Essex Property Trust, Inc. REIT[1]	3,651	845,316
Digital Realty Trust, Inc. REIT[1]	7,882	838,566
Simon Property Group, Inc. REIT[1]	4,869	837,614
Willis Towers Watson plc[1]	6,399	837,565
Apartment Investment & Management Co. — Class A REIT[1]	18,855	836,219
Weyerhaeuser Co. REIT[1]	24,606	836,112
Kimco Realty Corp. REIT[1]	37,839	835,864
CBOE Holdings, Inc.[1]	10,284	833,724
Navient Corp.[1]	56,396	832,405
Alexandria Real Estate Equities, Inc. REIT[1]	7,522	831,332
Boston Properties, Inc. REIT[1]	6,278	831,270
Macerich Co. REIT[1]	12,896	830,502
Mastercard, Inc. — Class A1	7,364	828,229
Aon plc[1]	6,948	824,658
GGP, Inc. REIT[1]	35,527	823,516
Aflac, Inc.[1]	11,371	823,488
Equity Residential REIT[1]	13,216	822,300
Alliance Data Systems Corp.[1]	3,300	821,700
Marsh & McLennan Companies, Inc.[1]	11,116	821,361
Affiliated Managers Group, Inc.[1]	4,996	819,045
SL Green Realty Corp. REIT[1]	7,676	818,415
Arthur J Gallagher & Co.[1]	14,453	817,173
BlackRock, Inc. — Class A1	2,130	816,876
American Express Co.[1]	10,317	816,178
State Street Corp.[1]	10,248	815,843
Extra Space Storage, Inc. REIT[1]	10,957	815,091
Public Storage REIT[1]	3,721	814,564
Intercontinental Exchange, Inc.[1]	13,590	813,633
Allstate Corp.[1]	9,981	813,352
Principal Financial Group, Inc.[1]	12,887	813,299
E*TRADE Financial Corp.*,1	23,298	812,867
Progressive Corp.[1]	20,712	811,496
Loews Corp.[1]	17,349	811,413
Visa, Inc. — Class A1	9,127	811,116

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Financial - 18.7% (continued)
Franklin Resources, Inc.[1]	19,233	$810,479
American International Group, Inc.[1]	12,982	810,466
Chubb Ltd.[1]	5,942	809,598
XL Group Ltd.[1]	20,246	807,006
Torchmark Corp.[1]	10,453	805,299
Ameriprise Financial, Inc.[1]	6,199	803,886
Travelers Cos., Inc.[1]	6,667	803,640
Bank of New York Mellon Corp.[1]	17,000	802,910
Nasdaq, Inc.[1]	11,540	801,453
MetLife, Inc.[1]	15,159	800,698
Cincinnati Financial Corp.[1]	11,070	800,029
Citigroup, Inc.[1]	13,319	796,743
Vornado Realty Trust REIT[1]	7,934	795,860
Northern Trust Corp.[1]	9,170	793,939
Invesco Ltd.[1]	25,760	789,029
Hartford Financial Services Group, Inc.[1]	16,407	788,684
JPMorgan Chase & Co.[1]	8,972	788,100
Raymond James Financial, Inc.	10,322	787,156
People's United Financial, Inc.[1]	43,235	786,877
Charles Schwab Corp.[1]	19,279	786,776
Unum Group[1]	16,779	786,767
Prudential Financial, Inc.[1]	7,374	786,658
Regions Financial Corp.[1]	54,130	786,508
CME Group, Inc. — Class A1	6,619	786,337
Assurant, Inc.[1]	8,219	786,312
KeyCorp[1]	44,077	783,689
Discover Financial Services[1]	11,450	783,066
CBRE Group, Inc. — Class A*,1	22,499	782,740
T. Rowe Price Group, Inc.[1]	11,476	782,089
Berkshire Hathaway, Inc. — Class B*,1	4,680	780,062
Synchrony Financial[1]	22,741	780,016
PNC Financial Services Group, Inc.[1]	6,477	778,794
Comerica, Inc.[1]	11,349	778,314
Lincoln National Corp.[1]	11,867	776,695
Wells Fargo & Co.[1]	13,916	774,565
Huntington Bancshares, Inc.[1]	57,714	772,790
Capital One Financial Corp.[1]	8,883	769,801
SunTrust Banks, Inc.[1]	13,895	768,394
U.S. Bancorp[1]	14,905	767,608
BB&T Corp.[1]	17,165	767,276
Zions Bancorporation[1]	18,236	765,912
Fifth Third Bancorp[1]	30,152	765,861
Bank of America Corp.[1]	32,354	763,231
M&T Bank Corp.[1]	4,927	762,355
Goldman Sachs Group, Inc.[1]	3,298	757,617
Morgan Stanley[1]	17,616	754,669
Citizens Financial Group, Inc.	21,756	751,670
Total Financial		77,795,406
Consumer, Cyclical - 14.3%
Wynn Resorts Ltd.[1]	8,228	943,011
PVH Corp.[1]	8,987	929,885
Darden Restaurants, Inc.[1]	11,042	923,883
Chipotle Mexican Grill, Inc. — Class A*,1	2,028	903,515
Best Buy Co., Inc.[1]	18,278	898,364

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Consumer, Cyclical - 14.3% (continued)
Marriott International, Inc. — Class A1	9,455	$890,472
Tiffany & Co.[1]	9,232	879,810
Starbucks Corp.[1]	15,017	876,843
Coach, Inc.[1]	20,854	861,896
Nordstrom, Inc.[1]	18,423	857,959
Dollar Tree, Inc.*,1	10,910	855,998
Delphi Automotive plc[1]	10,624	855,126
Hanesbrands, Inc.[1]	41,007	851,305
VF Corp.[1]	15,471	850,441
Michael Kors Holdings Ltd.*,1	22,221	846,842
Leggett & Platt, Inc.[1]	16,766	843,665
Carnival Corp.[1]	14,315	843,297
Wal-Mart Stores, Inc.[1]	11,682	842,039
Hasbro, Inc.[1]	8,402	838,688
Wyndham Worldwide Corp.[1]	9,909	835,230
AutoZone, Inc.*,1	1,153	833,676
Ralph Lauren Corp. — Class A1	10,197	832,279
Goodyear Tire & Rubber Co.[1]	23,095	831,420
Costco Wholesale Corp.[1]	4,952	830,401
Fastenal Co.[1]	16,120	830,180
McDonald's Corp.[1]	6,399	829,374
TJX Cos., Inc.[1]	10,475	828,363
Staples, Inc.[1]	94,337	827,335
Royal Caribbean Cruises Ltd.[1]	8,421	826,184
Lowe's Cos., Inc.[1]	10,039	825,306
Harley-Davidson, Inc.[1]	13,637	825,039
Mattel, Inc.[1]	32,063	821,133
O'Reilly Automotive, Inc.*,1	3,038	819,774
PulteGroup, Inc.[1]	34,808	819,729
Gap, Inc.[1]	33,741	819,569
BorgWarner, Inc.[1]	19,595	818,875
Home Depot, Inc.[1]	5,576	818,724
Target Corp.[1]	14,791	816,315
Mohawk Industries, Inc.*,1	3,555	815,837
Ulta Beauty, Inc.*,1	2,859	815,473
Yum! Brands, Inc.[1]	12,734	813,703
DR Horton, Inc.[1]	24,398	812,697
PACCAR, Inc.[1]	12,093	812,650
Signet Jewelers Ltd.[1]	11,730	812,537
Bed Bath & Beyond, Inc.[1]	20,590	812,481
Genuine Parts Co.[1]	8,785	811,822
NIKE, Inc. — Class B1	14,513	808,809
Kohl's Corp.[1]	20,239	805,715
Ross Stores, Inc.[1]	12,230	805,590
United Continental Holdings, Inc.*,1	11,320	799,646
CVS Health Corp.[1]	10,186	799,601
LKQ Corp.*,1	27,296	798,954
Foot Locker, Inc.[1]	10,636	795,679
Lennar Corp. — Class A1	15,536	795,288
Walgreens Boots Alliance, Inc.[1]	9,563	794,207
Newell Brands, Inc.[1]	16,826	793,682
Whirlpool Corp.[1]	4,607	789,317
American Airlines Group, Inc.[1]	18,654	789,064
Advance Auto Parts, Inc.[1]	5,318	788,447
Southwest Airlines Co.[1]	14,657	787,960
General Motors Co.[1]	22,235	786,230
Delta Air Lines, Inc.[1]	17,093	785,594
Dollar General Corp.[1]	11,235	783,417

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Consumer, Cyclical - 14.3% (continued)
Alaska Air Group, Inc.[1]	8,477	$781,749
Tractor Supply Co.[1]	11,294	778,947
WW Grainger, Inc.[1]	3,340	777,418
AutoNation, Inc.*,1	18,262	772,300
L Brands, Inc.[1]	16,279	766,741
Macy's, Inc.[1]	25,808	764,949
Ford Motor Co.[1]	65,361	760,802
CarMax, Inc.*,1	12,756	755,410
Under Armour, Inc. — Class A*,1	22,065	436,446
Under Armour, Inc. — Class C*,1	22,190	406,077
Total Consumer, Cyclical		59,297,184
Industrial - 13.2%
Flowserve Corp.[1]	17,803	862,021
Dover Corp.[1]	10,661	856,610
Pentair plc[1]	13,624	855,315
PerkinElmer, Inc.[1]	14,731	855,281
Xylem, Inc.[1]	16,968	852,133
Fortive Corp.[1]	14,046	845,850
Stanley Black & Decker, Inc.[1]	6,339	842,263
Martin Marietta Materials, Inc.[1]	3,848	839,826
Ingersoll-Rand plc[1]	10,302	837,759
Eaton Corp. plc[1]	11,297	837,673
Johnson Controls International plc[1]	19,862	836,587
Parker-Hannifin Corp.[1]	5,206	834,626
Allegion plc[1]	10,996	832,397
WestRock Co.[1]	15,982	831,543
FedEx Corp.[1]	4,261	831,535
Vulcan Materials Co.[1]	6,896	830,830
Agilent Technologies, Inc.[1]	15,704	830,270
Fortune Brands Home & Security, Inc.[1]	13,633	829,568
Stericycle, Inc.*,1	10,008	829,563
Rockwell Automation, Inc.[1]	5,308	826,509
Amphenol Corp. — Class A1	11,607	826,070
AMETEK, Inc.[1]	15,272	825,910
Ball Corp.[1]	11,104	824,583
Harris Corp.[1]	7,403	823,732
Emerson Electric Co.[1]	13,759	823,614
United Parcel Service, Inc. — Class B1	7,672	823,206
Caterpillar, Inc.[1]	8,872	822,967
FLIR Systems, Inc.[1]	22,620	820,654
Masco Corp.[1]	24,135	820,349
United Technologies Corp.[1]	7,303	819,470
Republic Services, Inc. — Class A1	13,046	819,419
3M Co.[1]	4,282	819,275
Rockwell Collins, Inc.[1]	8,425	818,573
TE Connectivity Ltd.[1]	10,976	818,261
Textron, Inc.[1]	17,192	818,167
Waste Management, Inc.[1]	11,218	818,017
Expeditors International of Washington, Inc.[1]	14,470	817,410
Cummins, Inc.[1]	5,405	817,236
Union Pacific Corp.[1]	7,706	816,219
Lockheed Martin Corp.[1]	3,049	815,912
Waters Corp.*,1	5,218	815,626

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Industrial - 13.2% (continued)
Mettler-Toledo International, Inc.*,1	1,698	$813,189
Snap-on, Inc.[1]	4,821	813,158
Boeing Co.[1]	4,589	811,611
Ryder System, Inc.[1]	10,751	811,055
Deere & Co.[1]	7,450	811,007
Illinois Tool Works, Inc.[1]	6,110	809,392
Raytheon Co.[1]	5,305	809,013
General Electric Co.[1]	27,045	805,941
Honeywell International, Inc.[1]	6,446	804,912
Kansas City Southern[1]	9,379	804,343
Arconic, Inc.[1]	30,530	804,160
General Dynamics Corp.[1]	4,291	803,275
Corning, Inc.[1]	29,715	802,305
Jacobs Engineering Group, Inc.[1]	14,513	802,279
Roper Technologies, Inc.[1]	3,875	800,149
Northrop Grumman Corp.[1]	3,362	799,618
CSX Corp.[1]	17,143	798,007
CH Robinson Worldwide, Inc.[1]	10,321	797,710
Garmin Ltd.[1]	15,595	797,060
L3 Technologies, Inc.[1]	4,808	794,714
Acuity Brands, Inc.[1]	3,870	789,480
Sealed Air Corp.[1]	18,113	789,365
Fluor Corp.[1]	14,971	787,774
TransDigm Group, Inc.[1]	3,539	779,146
J.B. Hunt Transport Services, Inc.[1]	8,472	777,221
Norfolk Southern Corp.[1]	6,844	766,323
Total Industrial		54,805,036
Technology - 9.0%
Micron Technology, Inc.*,1	32,561	941,013
Western Digital Corp.[1]	10,921	901,310
NVIDIA Corp.[1]	8,273	901,178
Adobe Systems, Inc.*,1	6,763	880,069
Cerner Corp.*,1	14,825	872,451
Lam Research Corp.[1]	6,790	871,564
Hewlett Packard Enterprise Co.[1]	36,606	867,561
Red Hat, Inc.*,1	9,962	861,714
Citrix Systems, Inc.*,1	10,298	858,750
Advanced Micro Devices, Inc.*	58,865	856,486
Oracle Corp.[1]	19,188	855,977
Apple, Inc.[1]	5,889	846,014
CSRA, Inc.[1]	28,813	843,933
HP, Inc.[1]	47,093	842,023
Qorvo, Inc.*,1	12,205	836,775
Applied Materials, Inc.[1]	21,485	835,767
KLA-Tencor Corp.[1]	8,787	835,380
Activision Blizzard, Inc.[1]	16,675	831,415
Microsoft Corp.[1]	12,612	830,626
Cognizant Technology Solutions Corp. — Class A*,1	13,942	829,828
Intel Corp.[1]	22,805	822,576
Synopsys, Inc.*,1	11,401	822,354
Autodesk, Inc.*,1	9,510	822,330
Texas Instruments, Inc.[1]	10,194	821,229
Dun & Bradstreet Corp.[1]	7,596	819,912
Skyworks Solutions, Inc.[1]	8,352	818,329
Microchip Technology, Inc.[1]	11,081	817,556
Xerox Corp.[1]	111,267	816,700
Analog Devices, Inc.[1]	9,963	816,468

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Technology - 9.0% (continued)
Electronic Arts, Inc.*,1	9,119	$816,333
NetApp, Inc.[1]	19,430	813,146
Teradata Corp.*,1	26,097	812,139
salesforce.com, Inc.*,1	9,807	808,979
Fiserv, Inc.*,1	6,983	805,210
International Business Machines Corp.[1]	4,605	801,915
CA, Inc.[1]	25,275	801,723
QUALCOMM, Inc.[1]	13,965	800,753
Xilinx, Inc.[1]	13,752	796,103
Seagate Technology plc[1]	17,329	795,921
Fidelity National Information Services, Inc.[1]	9,959	792,936
Broadcom Ltd.[1]	3,620	792,635
Accenture plc — Class A1	6,608	792,167
Paychex, Inc.[1]	13,127	773,180
Akamai Technologies, Inc.*,1	12,752	761,294
Intuit, Inc.[1]	6,554	760,198
Total Technology		37,301,920
Energy - 7.1%
Chesapeake Energy Corp.*,1	159,016	944,554
Southwestern Energy Co.*,1	110,057	899,165
ConocoPhillips[1]	17,930	894,168
Murphy Oil Corp.[1]	30,818	881,087
Newfield Exploration Co.*,1	23,865	880,857
Equities Corp.[1]	14,345	876,480
Baker Hughes, Inc.[1]	14,550	870,381
National Oilwell Varco, Inc.[1]	21,641	867,588
Range Resources Corp.[1]	29,745	865,580
Cabot Oil & Gas Corp. — Class A1	36,059	862,171
Devon Energy Corp.[1]	20,340	848,585
EOG Resources, Inc.[1]	8,639	842,734
TechnipFMC plc*,1	25,832	839,540
Williams Companies, Inc.[1]	28,317	837,900
Apache Corp.[1]	16,302	837,760
ONEOK, Inc.[1]	15,073	835,647
Hess Corp.[1]	17,268	832,490
Transocean Ltd.*,1	66,797	831,623
Marathon Petroleum Corp.[1]	16,421	829,917
Concho Resources, Inc.*,1	6,463	829,461
Occidental Petroleum Corp.[1]	13,082	828,876
Kinder Morgan, Inc.[1]	38,090	828,077
Pioneer Natural Resources Co.[1]	4,433	825,558
Noble Energy, Inc.[1]	24,035	825,362
Exxon Mobil Corp.[1]	10,034	822,888
Phillips 66[1]	10,384	822,620
Cimarex Energy Co.[1]	6,867	820,538
Anadarko Petroleum Corp.[1]	13,231	820,322
Valero Energy Corp.[1]	12,302	815,500
Schlumberger Ltd.[1]	10,407	812,787
Tesoro Corp.[1]	9,993	810,033
Helmerich & Payne, Inc.[1]	12,167	809,957
Marathon Oil Corp.[1]	50,675	800,665
Chevron Corp.[1]	7,403	794,860
Halliburton Co.[1]	16,085	791,543
Total Energy		29,437,274
Communications - 6.6%
Viacom, Inc. — Class B1	18,728	873,100
Motorola Solutions, Inc.[1]	9,974	859,958

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Communications - 6.6% (continued)
Amazon.com, Inc.*,1	970	$859,944
Netflix, Inc.*,1	5,817	859,811
CBS Corp. — Class B1	12,149	842,654
Facebook, Inc. — Class A*,1	5,906	838,947
Priceline Group, Inc.*,1	471	838,366
DISH Network Corp. — Class A*,1	13,199	838,005
Walt Disney Co.[1]	7,383	837,159
Symantec Corp.[1]	27,273	836,736
Omnicom Group, Inc.[1]	9,692	835,547
VeriSign, Inc.*,1	9,581	834,601
CenturyLink, Inc.[1]	35,390	834,142
Interpublic Group of Cos., Inc.[1]	33,798	830,417
eBay, Inc.*,1	24,720	829,850
Level 3 Communications, Inc.*,1	14,502	829,804
Charter Communications, Inc. — Class A*,1	2,532	828,774
Yahoo!, Inc.*,1	17,810	826,562
Comcast Corp. — Class A1	21,943	824,837
Expedia, Inc.[1]	6,512	821,619
Juniper Networks, Inc.[1]	29,236	813,638
Time Warner, Inc.[1]	8,306	811,580
TripAdvisor, Inc.*,1	18,782	810,631
Verizon Communications, Inc.[1]	16,594	808,958
Scripps Networks Interactive, Inc. — Class A1	10,318	808,621
Cisco Systems, Inc.[1]	23,903	807,921
AT&T, Inc.[1]	19,337	803,452
F5 Networks, Inc.*,1	5,612	800,103
TEGNA, Inc.[1]	31,222	799,908
News Corp. — Class A1	49,949	649,337
Twenty-First Century Fox, Inc. — Class A1	18,472	598,308
Discovery Communications, Inc. — Class C*,1	17,739	502,191
Alphabet, Inc. — Class A*,1	480	406,944
Alphabet, Inc. — Class C*,1	485	402,337
Discovery Communications, Inc. — Class A*,1	12,219	355,451
Twenty-First Century Fox, Inc. — Class B1	8,498	270,066
News Corp. — Class B1	15,663	211,451
Total Communications		27,441,730
Utilities - 5.6%
NRG Energy, Inc.[1]	45,899	858,311
WEC Energy Group, Inc.[1]	13,945	845,484
Entergy Corp.[1]	11,125	845,054
PPL Corp.[1]	22,547	843,032
American Electric Power Company, Inc.[1]	12,522	840,602
Alliant Energy Corp.[1]	21,209	840,088
Dominion Resources, Inc.[1]	10,822	839,463
American Water Works Co., Inc.[1]	10,786	838,827
Consolidated Edison, Inc.[1]	10,778	837,019
Xcel Energy, Inc.[1]	18,826	836,816
Pinnacle West Capital Corp.[1]	10,034	836,635
NiSource, Inc.[1]	35,102	835,077
Eversource Energy[1]	14,190	834,088
DTE Energy Co.[1]	8,167	833,932

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Utilities - 5.6% (continued)
FirstEnergy Corp.[1]	26,197	$833,589
Duke Energy Corp.[1]	10,155	832,812
CMS Energy Corp.[1]	18,553	830,061
Ameren Corp.[1]	15,196	829,550
PG&E Corp.[1]	12,478	828,040
Edison International[1]	10,391	827,228
Sempra Energy[1]	7,486	827,203
Southern Co.[1]	16,500	821,370
AES Corp.[1]	73,442	821,082
Exelon Corp.[1]	22,765	819,085
Public Service Enterprise Group, Inc.[1]	18,431	817,415
CenterPoint Energy, Inc.[1]	29,553	814,776
NextEra Energy, Inc.[1]	6,296	808,218
SCANA Corp.[1]	12,145	793,676
Total Utilities		23,268,533
Basic Materials - 3.6%
FMC Corp.[1]	13,637	948,998
Freeport-McMoRan, Inc.*,1	66,200	884,432
International Flavors & Fragrances, Inc.[1]	6,534	865,951
Eastman Chemical Co.[1]	10,549	852,359
PPG Industries, Inc.[1]	8,022	842,952
Albemarle Corp.[1]	7,947	839,521
LyondellBasell Industries N.V. — Class A1	9,121	831,744
Praxair, Inc.[1]	7,002	830,437
International Paper Co.[1]	16,152	820,199
Newmont Mining Corp.[1]	24,860	819,386
Mosaic Co.[1]	28,055	818,645
CF Industries Holdings, Inc.[1]	27,836	816,987
Dow Chemical Co.[1]	12,829	815,155
Sherwin-Williams Co.[1]	2,626	814,559
EI du Pont de Nemours & Co.[1]	10,128	813,582
Monsanto Co.[1]	7,180	812,776
Nucor Corp.[1]	13,508	806,698
Air Products & Chemicals, Inc.[1]	5,901	798,346
Total Basic Materials		15,032,727
Diversified - 0.2%
Leucadia National Corp.[1]	30,614	795,964
	–	–
Total Common Stocks
(Cost $389,100,340)		410,465,418
EXCHANGE-TRADED FUNDS† - 45.5%
iShares Russell 2000 Index ETF[1,2]	460,497	63,309,127
PowerShares QQQ Trust Series 1[1,2]	475,160	62,901,681
SPDR S&P 500 ETF Trust[1,2]	266,513	62,827,775
Total Exchange-Traded Funds
(Cost $180,657,993)		189,038,583

SHORT-TERM INVESTMENTS† - 2.4%
Dreyfus Treasury Securities Management ─ Institutional Shares
0.50%[3]	10,027,953	10,027,953
Total Short-Term Investments
(Cost $10,027,953)		10,027,953
Total Investments - 146.8%
(Cost $579,786,286)		$609,531,954

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts
	(100 shares
	per Contract)	Value
OPTIONS WRITTEN† - (1.1)%
Call options on:
S&P 500 Index Expiring April 2017 with strike price of $2,360.00*	532	$(1,058,680)
NASDAQ 100 Index Expiring April 2017 with strike price of $5,430.00*	231	(1,167,705)
Russell 2000 Index Expiring April 2017 with strike price of $1,370.00*	916	(2,464,040)
Total Call options		(4,690,425)
Total Options Written
(Premiums received $4,102,135)		(4,690,425)
Other Assets & Liabilities, net - (45.7)%		(189,761,298)
Total Net Assets - 100.0%		$415,080,231

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of March 31, 2017, the total value of securities segregated was $321,878,295.
2	Security represents cover for outstanding written options.
3	Rate indicated is the 7-day yield as of March 31, 2017.

plc ─	Public Limited Company
REIT ─	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$410,465,418	$—	$—	$410,465,418
Exchange-Traded Funds	189,038,583	—	—	189,038,583
Short-Term Investments	10,027,953	—	—	10,027,953
Total	$609,531,954	$—	$—	$609,531,954

Investments in Securities (Liabilities)	Level 1	Level 2	Level 3	Total
Options Written	$4,690,425	$—	$—	$4,690,425

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels for the period ended March 31, 2017.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Organization and Significant Accounting Policies

Organization

Guggenheim Enhanced Equity Income Fund (the “Fund”) was organized as a Massachusetts business trust on December 3, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by Guggenheim Funds Investment Advisors (“GFIA” or the “Advisor”) under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Higher Investment Returns: the use of any instrument to seek to obtain increased investment returns.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table represents the Fund’s use and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Guggenheim Enhanced Equity Income Fund	Hedge, Higher Investment Returns	971

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Fund's use and activity of options written for the year ended March 31, 2017:

Written Call Options
	Guggenheim Enhanced Equity Income Fund
	Number of contracts	Premium amount
Balance at December 31, 2016	663	$2,006,416
Options Written	13,794	37,920,135
Options terminated in closing purchase transactions	(12,778)	(35,824,416)
Balance at March 31, 2017	1,679	$4,102,135

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

4. Federal Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likelythan-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2017, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim Enhanced Equity Income Fund	$ 582,081,908	$ 42,695,122	$ (15,245,076)	$ 27,450,046

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation,  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Income Fund

By:         /s/ Donald C. Cacciapaglia
Name:   Donald C. Cacciapaglia
Title:     President and Chief Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/Donald C. Cacciapaglia
Name:   Donald C. Cacciapaglia
Title:     President and Chief Executive Officer

Date: May 26, 2017

By:         /s/ John L. Sullivan
Name:   John L. Sullivan
Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: May 26, 2017